Segment and Revenue Information - Schedule of Capital Expenditures by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Capital expenditures	$ 1,527	$ 1,222	$ 980
Operating Segments | Commercial Airplanes
Segment Reporting Information [Line Items]
Capital expenditures	420	218	177
Operating Segments | Defense, Space & Security
Segment Reporting Information [Line Items]
Capital expenditures	192	202	199
Operating Segments | Global Services
Segment Reporting Information [Line Items]
Capital expenditures	127	130	94
Other
Segment Reporting Information [Line Items]
Capital expenditures	$ 788	$ 672	$ 510